12 Investments (Details Narrative) - BRL (R$) R$ in Thousands		12 Months Ended
	Aug. 20, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of investments [Line Items]
Capital stock		R$ 15,000,000	R$ 15,000,000
Capital stock, shares		683,509,869
Number of shares issued		683,509,869	683,509,869	683,509,869
Aguas de andradina [member]
Disclosure of investments [Line Items]
Capital stock		R$ 17,936
Capital stock, shares		17,936,174
Equity interest		30.00%	30.00%	30.00%
Saneaqua mairinque [member]
Disclosure of investments [Line Items]
Capital stock		R$ 26,127
Capital stock, shares		20,320,227
Equity interest		4.60%	30.00%	30.00%
Other investments	R$ 5,734
Capital increase	R$ 21,944
Number of shares issued	17,178,988
Aquapolo ambiental [member]
Disclosure of investments [Line Items]
Capital stock		R$ 36,412
Capital stock, shares		42,419,045
Equity interest		49.00%	49.00%	49.00%
Sesamm [member]
Disclosure of investments [Line Items]
Capital stock		R$ 19,532
Capital stock, shares		19,532,409
Equity interest		36.00%	36.00%	36.00%
Attend ambiental [member]
Disclosure of investments [Line Items]
Capital stock		R$ 37,677
Capital stock, shares		37,677,245
Equity interest		45.00%	45.00%	45.00%
Aguas de castilho [member]
Disclosure of investments [Line Items]
Capital stock		R$ 2,785
Capital stock, shares		2,785,225
Equity interest		30.00%	30.00%	30.00%
Paulista geradora de energia [member]
Disclosure of investments [Line Items]
Capital stock		R$ 8,679
Capital stock, shares		8,679,040
Equity interest		25.00%	25.00%	25.00%
Igua saneamento s.a [member]
Disclosure of investments [Line Items]
Percentage of equity interest held		70.00%
Servtec investimentos e participacoes ltda [member]
Disclosure of investments [Line Items]
Percentage of equity interest held		37.50%
Tecniplan engenharia e comercio ltda [member]
Disclosure of investments [Line Items]
Percentage of equity interest held		37.50%